Note 5 - Earnings Per Share (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Earnings Per Share Abstract
Profit (Loss) From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Company		€ 1,305,000,000	€ 3,512,000,000		€ 5,400,000,000
Adjustment Additional Tier 1 Securities	[2]	(387,000,000)	(419,000,000)		(447,000,000)
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects		917,000,000	3,093,000,000		4,953,000,000
Profit from discontinued operations net (Income Statement)		€ (1,729,000,000)	€ (758,000,000)	[3]	€ 704,000,000	[3]
Weighted Average Shares	[4]	6,668	6,668		6,668
Weighted Average Shares X Corrective Factor	[5]	6,668	6,668		6,668
AdjustedWeightedAverageShares		6,655	6,648		6,636
Adjusted Weighted Average Shares Diluted Earnings Per Share		6,655	6,648		6,636
Basic Earnings Loss Per Share	[6]	€ 0.14	€ 0.47	[3]	€ 0.75	[3]
Basic Earnings Loss Per Share From Continuing Operations		0.4	0.58	[3]	0.64	[3]
Diluted Earnings Loss Per Share From Continuing Operations		0.4	0.58	[3]	0.64	[3]
Basic Earnings Loss Per Share From Discontinued Operations		(0.26)	(0.11)	[3]	0.11	[3]
Diluted Earnings Loss Per Share From Discontinued Operations		€ (0.26)	€ (0.11)	[3]	€ 0.11	[3]

[1]	(**) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
[3]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[4]	(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.
[5]	(3) Correctiv e factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.
[6]

(*) In 2020, 2019 and 2018 the weighted average number of shares outstanding was 6,668 million and the adjustment of additional Tier 1 securities am ounted to €387 million (€419 and €447 million in 2019 and 2018, respectively).